Financial gain (loss) - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Gain (Loss) [Line Items]
Effect of exchange rate changes on cash and cash equivalents	€ 5,072	€ 0	€ 0
United States of America, Dollars
Disclosure Of Financial Gain (Loss) [Line Items]
Effect of exchange rate changes on cash and cash equivalents	3,196
Foreign currency translation differences	€ 1,488